Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

6. Share-Based Compensation

On June 28, 2017, the Company’s stockholders approved the 2017 Stock Incentive Plan (the “2017 Plan”). The 2017 Plan provides for the grant of incentive stock options, nonqualified stock options, stock grants and stock-based awards. The 2017 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option may not be greater than ten years. The number of shares initially reserved for issuance under the 2017 Plan was 1,785,416 shares of common stock. The shares of common stock underlying any awards that are forfeited, cancelled, repurchased or are otherwise terminated by the Company under the 2017 Plan will be added back to the shares of common stock available for issuance under the 2017 Plan.

On October 18, 2017, the Company’s stockholders approved an amendment to the 2017 Plan, which became effective upon the completion of the Company’s IPO, to increase the total number of shares reserved for issuance under the 2017 Plan from 1,785,416 to 2,696,401. Additionally, the number of shares of common stock that may be issued under the 2017 Plan will automatically increase on each January 1, beginning with the fiscal year ending December 31, 2019 and continuing for each fiscal year until, and including, the fiscal year ending December 31, 2027, equal to the lowest of (i) 607,324 shares of common stock, (ii) 4% of the outstanding shares of common stock on such date and (iii) an amount determined by the Company’s board of directors or compensation committee. There were 160,600 options granted during the three months ended March 31, 2018. As of March 31, 2018, there were 2,129,082 options outstanding under the 2017 Plan and 567,319 shares remaining available to be issued under the 2017 Plan.

The Company recorded share-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended March 31,
	2018	2017
Research and development expenses	$250	$23
General and administrative expenses	364	39

Total	$614	$62

8. Share-Based Compensation

Prior to the Reorganization, the Company’s operating agreement, as amended and restated, provided for the granting of incentive units to officers, directors, employees, consultants and advisors. Under the terms of the incentive unit grant agreements, such incentive units were subject to a vesting schedule, with 25% of the incentive units vesting following one year of continued employment or service and the balance vesting in equal monthly installments for 36 months beginning on the one-year anniversary of the holder’s employment or service with the Company. Holders of incentive units were entitled to receive distributions in proportion to their ownership percent interest, when and if distributed, that were in excess of the strike price of the award set by the board of directors on the date of grant. The Company determined that the underlying terms of the incentive units and the intended purpose of the awards were more akin to an equity-based compensation award than a performance bonus or profit-sharing arrangement and, therefore, the incentive units were equity-classified awards.

The total number of incentive units that could have been issued under the Company’s operating agreement was 573,156 as of December 31, 2016, of which 159,890 units remained available for future issuance as of December 31, 2016. Upon the Reorganization on June 30, 2017 (see Note 1), the Company could no longer issue incentive units. In addition, in June 2017, in connection with the Reorganization, the Company cancelled the then-outstanding 402,857 incentive units.

The following table summarizes the Company’s incentive unit activity since December 31, 2016:

	Number of Units	Weighted Average Strike Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2016	413,266	$2.75	9.1	$779
Granted	9,132	1.28	—	—
Exercised	—	—	—	—
Forfeited	(19,541)	4.99	—	—
Cancelled	(402,857)	2.62	—	—

Outstanding as of December 31, 2017	—	$—	—	$—

As of December 31, 2016, total unrecognized compensation cost related to the unvested share-based awards was $0.8 million, which was expected to be recognized over a weighted average period of 3.1 years. As of December 31, 2017, all of the incentive units were cancelled; however, the Company will continue to recognize compensation costs related to these awards (see below).

2017 Stock Incentive Plan

On June 28, 2017, the Company’s stockholders approved the 2017 Stock Incentive Plan (the “2017 Plan”). The 2017 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock grants and stock-based awards. The 2017 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option may not be greater than ten years. The number of shares initially reserved for issuance under the 2017 Plan was 1,785,416 shares of common stock. The shares of common stock underlying any awards that are forfeited, cancelled, repurchased or are otherwise terminated by the Company under the 2017 Plan will be added back to the shares of common stock available for issuance under the 2017 Plan.

On October 18, 2017, the Company’s stockholders approved an amendment to the 2017 Plan, which became effective upon the completion of the Company’s IPO, to increase the total number of shares reserved for issuance under the 2017 Plan from 1,785,416 to 2,696,401. Additionally, the number of shares of common stock that may be issued under the 2017 Plan will automatically increase on each January 1, beginning with the fiscal year ending December 31, 2019 and continuing for each fiscal year until, and including, the fiscal year ending December 31, 2027, equal to the lowest of (i) 607,324 shares of common stock, (ii) 4% of the outstanding shares of common stock on such date and (iii) an amount determined by the Company’s board of directors or compensation committee. As of December 31, 2017, there were 685,105 shares remaining available to be issued under the 2017 Plan.

In July 2017, the Company additionally granted options for the purchase of 1,154,989 shares of common stock at an exercise price of $5.90 per share under the 2017 Plan. The options vest over four years and the fair value of these option grants was $3.96 per share.

In July 2017, previous holders of the cancelled incentive units who were still employed by the Company at the time of the Reorganization received stock options under the 2017 Stock Incentive Plan (described below). Such stock options were granted for the same number of shares of common stock as the number of incentive units cancelled, and the stock options were granted on the same vesting terms as the incentive units. All such stock options have an exercise price of $5.90 per share. The Company accounted for the cancellation of the incentive units and the issuance of new awards as a modification of the awards for accounting purposes in the three months ended September 30, 2017. Unrecognized compensation expense related to the original award is being recognized over the remaining service period of the modified award. The incremental fair value of the replacement options, based on the positive difference between the fair value of the modified award and the fair value of the original award immediately before it was modified was not material.

Incentive Unit and Stock Option Valuation

The fair value of each incentive unit award and stock options are estimated using the Black-Scholes option-pricing model. The Company does not have sufficient company-specific historical and implied volatility information and it therefore estimates its expected share volatility based on the historical volatility of a set of publicly traded peer companies. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. The Company has estimated the expected term of the Company’s incentive units utilizing the “simplified” method for awards that qualify as “plain-vanilla.” The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The assumptions that the Company used in the Black-Scholes option-pricing model to determine the fair value of incentive unit and stock option awards granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2017	2016	2015
Risk-free interest rate	2.0%	1.3%	1.5%
Expected term (in years)	6.1	6.3	6.3
Expected volatility	77.1%	76.5%	62.6%
Expected dividend yield	0.0%	0.0%	0.0%

The following table summarizes stock option activity during 2017:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2016	—	$—	—	$—
Granted	2,012,106	7.24	—	—
Exercised	—	—	—	—
Forfeited	(810)	5.90	—	—
Cancelled	—	—	—	—

Outstanding as of December 31, 2017	2,011,296	$7.24	9.38	$9,074

Outstanding as of December 31, 2017—vested and expected to vest	2,011,296	$7.24	9.38	$9,074

Exercisable at December 31, 2017	357,494	$5.90	9.29	$2,091

The weighted average grant-date fair value of stock options granted during 2017 was $4.72 per share. No stock options were exercised during 2017. The weighted average grant-date fair value of awards granted during the years ended December 31, 2016 and 2015 was $3.40 per unit and $1.03 per unit, respectively.

As of December 31, 2017, total unrecognized compensation cost related to unvested stock option grants was approximately $7.7 million. This amount is expected to be recognized over a weighted average period of approximately 3.4 years.

The Company recorded share-based compensation expense, for both incentive units and stock options in the following expense categories of its consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2017	2016	2015
Research and development expenses	$371	$66	$13
General and administrative expenses	1,056	114	8

Total	$1,427	$180	$21